February 6, 2004

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

         Re:      Gabelli Equity Series Funds, Inc. (the "Fund")
                  FILE NOS. 33-41913 AND 811-06367

Dear Sir or Madam:

         Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, please accept this letter as certification that the Fund's stand-alone Prospectus for The Gabelli Small Cap Growth Fund, Class AAA Shares, does not differ from that contained in Post-Effective Amendment No. 15 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on February 2, 2004 (Accession #0000935069-04-000160).

         Any  questions  with respect to this filing should be directed to me at
(617) 338-4426.

                                 Very truly yours,

                                 /S/ AARON REMORENKO
                                 Aaron Remorenko
                                 Regulatory Administrator


cc:      B. Alpert - Gabelli Funds, LLC
         J. McKee - Gabelli Funds, LLC
         R. Prins - Skadden, Arps, Slate, Meagher & Flom
         T. Hamlin
         L. Dowd